FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Executive employment agreement		$ (223)
Warrant liabilities	$ (1,400)	(56)
Convertible debenture conversion derivative liability		(6)
Total recurring fair value measurements	(1,400)	(285)
Fair Value, Inputs, Level 1 [Member]
Executive employment agreement		0
Warrant liabilities	0	0
Convertible debenture conversion derivative liability		0
Total recurring fair value measurements	0	0
Fair Value, Inputs, Level 2 [Member]
Executive employment agreement		0
Warrant liabilities	0	0
Convertible debenture conversion derivative liability		0
Total recurring fair value measurements	0	0
Fair Value, Inputs, Level 3 [Member]
Executive employment agreement		(223)
Warrant liabilities	(1,400)	(56)
Convertible debenture conversion derivative liability		(6)
Total recurring fair value measurements	$ (1,400)	$ (285)